Related Party Transactions (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Related Party Transactions [Line Items]
Equity interest ownership	The franchisees were originally incorporated with the Company shown as a 51.0% owner and subsequently as a 1.25% owner. The intent of having such ownership percentage in the franchisees was to enable the franchisees to register their respective individual business name to include the words “Jiuzi” as required by the local business bureau. Subsequent to the successful registration by the franchisees and completion of the Company’s obligations under the franchise and license agreement, the Company will decrease its ownership interest in these franchisees to 0%. The Company’s percentage of shareholding is nominal, inconsequential, and symbolic. The Company’s equity interest of 51.0% and 1.25% in the franchisees were symbolic in nature.
Accounts receivables	$ 9,177	$ 39,347
Outstanding receivable	$ 23,165
Maximum [Member]
Related Party Transactions [Line Items]
Ownership interest percentage	51.00%
Minimum [Member]
Related Party Transactions [Line Items]
Ownership interest percentage	1.25%
Related Party [Member] | Revenue Benchmark [Member]
Related Party Transactions [Line Items]
Accounts receivables	$ 1,334,705	35,085	$ 88,851
Jiuzi Haoche (Hangzhou) Automotive Service Co., Ltd, [Member]
Related Party Transactions [Line Items]
Outstanding receivable	846
Mrs. Xuemei Rang [Member]
Related Party Transactions [Line Items]
Outstanding receivable	146,233
Mr. Shuibo Zhang [Member]
Related Party Transactions [Line Items]
Outstanding receivable	80,496	13,556
Outstanding payable	326,375
Mr. Qi Zhang [Member]
Related Party Transactions [Line Items]
Outstanding receivable	3,753	22,922
Mr. Ruchun Huang [Member]
Related Party Transactions [Line Items]
Outstanding receivable	30,432	30,675
Zhejiang Jiuzi New Energy Network Technology Co., Ltd [Member]
Related Party Transactions [Line Items]
Outstanding receivable	188,738
Mr. Zhejiang Jiuzi New Energy Network Technology Co., Ltd [Member]
Related Party Transactions [Line Items]
Outstanding receivable	416,603
Mr. Ligui Xu [Member]
Related Party Transactions [Line Items]
Outstanding payable	6,833	6,849
Mr. Jialiang Zhang [Member]
Related Party Transactions [Line Items]
Outstanding payable	$ 14